Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of June 30, 2021 and December 31, 2020 are as follows:

	Balance as of June 30, 2021		Balance as of December 31, 2020
	($ in thousands)
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	3,711	248,608	898	302,302
Foreign exchange derivatives instruments	1,554	-	661	-
Notes conversion option (Note 14)	-	17,851	-	25,882
Total	5,265	266,459	1,559	328,184